Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,311,498	$ 4,641,204	$ 4,484,817
Depreciation and amortization	701,025	649,056	772,483
Deferred income taxes	298,500	1,032,000	516,431
Provision for loan losses	(430,000)	(832,925)	200,000
Gain on sale of loans	(610,419)	(719,289)	(1,296,875)
Net securities gains	(399,760)	(134,177)	(267,513)
Change in fair value of mortgage servicing rights	147,050	(315,758)	(15,931)
Loss on sale or write-down of other real estate owned	183,955	205,775	627,615
Increase in cash surrender value of life insurance	(396,646)	(411,955)	(425,596)
Net amortization of security premiums and discounts	764,073	791,464	958,776
Provision for deferred compensation	63,724	33,806	44,293
Loss on disposal or write-down of premises and equipment and other assets			2,920
Proceeds from sale of loans held-for-sale	16,089,781	32,273,717	69,737,183
Originations of loans held-for-sale	(15,613,686)	(31,867,179)	(68,884,954)
(Increase) decrease in other assets	1,224,349	(446,316)	907,909
Increase (decrease) in other liabilities	(1,499,003)	197,896	(81,127)
Net cash provided by operating activities	4,834,441	5,097,319	7,280,431
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	9,121,368	8,821,116	12,067,541
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	27,222,959	36,658,316	44,030,808
Purchases of available-for-sale securities	(35,010,991)	(73,268,830)	(82,290,917)
Increase in other stock	749,600
Purchase of certificates of deposit	249,000	(249,000)	(747,000)
Proceeds from bank acquisition	6,628,035
Net (increase) decrease in loans	(6,638,114)	9,595,280	31,051,443
Purchases of premises and equipment	(314,059)	(394,982)	(114,054)
Proceeds from sale of other real estate owned		694,271	1,058,535
Net cash provided by (used in) investing activities	2,007,798	(18,143,829)	5,056,356
Net increase (decrease) in deposits	26,348,871	(3,199,049)	(9,286,451)
Repayments	(16,240,666)	(10,000,000)	(10,064,985)
Change in customer repurchase agreements	(4,600,552)	(456,668)	(158,758)
Purchase of treasury stock	(1,136,430)	(72,200)
Proceeds from sale of treasury shares	12,443	13,604	10,657
Payments of deferred compensation	(85,364)	(54,146)	(40,101)
Cash dividends paid	(1,193,419)	(689,380)	(172,315)
Net cash provided by (used in) financing activities	3,104,883	(14,457,839)	(19,711,953)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,947,122	(27,504,349)	(7,375,167)
CASH AND CASH EQUIVALENTS
At beginning of year	22,407,458	49,911,807	57,286,974
At end of year	32,354,580	22,407,458	49,911,807
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	2,687,135	3,256,188	4,780,422
Federal income taxes	660,000	350,000	1,230,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	1,427,135	(2,604,383)	51,171
Transfer of loans to other real estate owned			420,650
Change in net unrealized gain or loss on available-for-sale securities	$ (4,197,455)	$ 7,659,952	$ (150,503)